SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS

OF

  WELLS FARGO EQUITY GATEWAY FUNDS

For Wells Fargo Index Fund (the “Fund”)

Effective immediately, the table in the section “Compensation to Financial Professionals and Intermediaries – Shareholder Servicing Plan” is updated to reflect that the rate for the Fund is 0.10%.

  November 17, 2016                                                                                                                                                               EGAM116/P903SP